SECURTER SYSTEMS INC DISCONTINUANCE OF OPERATIONS (Details)	Sep. 09, 2020 CAD ($)
Intangible assets	$ 29,840
Total non-current net assets	29,840
Cash	28,551
Sales tax receivable	4,827
Current assets	63,218
Accounts payable and accrued liabilities	(51,653)
Loan from shareholders	(26,600)
Total current liabilities	(75,805)
Accumulated Deficit	(206,230)
Total net assets and deficit	(218,817)
The Company's share of net assets and deficit	(21,326)
Non-controlling intere's share of net liabilities and deficit	(197,491)
Total net assets and deficit	$ (218,817)